June 25, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the “Registrant”)
1933 Act File No. 333-221045, Post-Effective Amendment No. 22 and
1940 Act File No. 811-23305, Amendment No. 24 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) add ten new series of the Registrant, Avantis Emerging Markets Equity ETF, Avantis International Equity ETF, Avantis International Small Cap Value ETF, Avantis U.S. Equity ETF, Avantis U.S. Small Cap Value ETF, Avantis Emerging Markets Equity Fund, Avantis International Equity Fund, Avantis International Small Cap Value Fund, Avantis U.S. Equity Fund, Avantis U.S. Small Cap Value Fund, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3275.

Sincerely,

/s/ Ashley L. Bergus
Ashley L. Bergus
Assistant Secretary